GENERAL	6 Months Ended
Jun. 30, 2025
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.General

1)	RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, after which the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012, were listed on the Nasdaq Global Market (“Nasdaq”) from July 20, 2018, and have been again listed on the Nasdaq Capital Market since November 15, 2023.

On March 23, 2023, the Company changed the ADS ratio from 1 ADS representing 10 ordinary shares to 1 ADS representing 400 ordinary shares. On August 20, 2024, the Company changed the ADS to ordinary share ratio from 1 ADS representing 400 ordinary shares to 1 ADS representing 10,000 ordinary shares. All data denominated in ADS were adjusted for these ratio changes.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. As of the date of approval of these condensed consolidated interim financial statements, the Company commercializes in the U.S. Talicia® for the treatment of Helicobacter pylori infection in adults, the first product approved by the U.S. Food and Drug Administration (“FDA”) being developed primarily internally by the Company. Until February 1, 2023, the Company commercialized Movantik® in the U.S, for the treatment of opioid-induced constipation. See also note 15 (6) in the annual financial statements as of December 31, 2024 regarding the transfer of the Company’s rights in Movantik® to HCR Collateral Management, LLC (“HCRM”) in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM, as well as the Global Termination Agreement, which terminated all remaining credit ties related to this transaction. The Company also continues to advance the development part of its late-stage therapeutic candidates.
3)	Through June 30, 2025, the Company had an accumulated deficit and negative working capital, and its activities have been funded primarily through public and private offerings of the Company’s securities and senior secured borrowing (now fully extinguished, see note 15(6) in the annual financial statements as of December 31, 2024). There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through other non-dilutive financing, see also note 10 regarding funds received from the Any Market Purchase Agreement subsequent to June 30, 2025. Furthermore, the Company actively pursuing and holding discussions with multiple parties regarding potential strategic transactions including the possible divestment of certain of the Company’s assets and/or its commercial operations, which the Company expects would provide it with additional capital, although there can be no assurance that these discussions will result in any such transaction. The Company’s current cash resources are not sufficient to complete the research and development of its therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as supporting its commercial operations, based on a prioritized plan expected to result in negative cash flows from operating activities. Management believes that there is presently insufficient funding available to allow the Company to fund its activities for a period exceeding one year from the date of this filing. In addition, as of the reporting date, the Company has a significant amount of obligations related to allowance for deductions from revenues that are past due, including certain obligations that are materially overdue. The Company is actively engaging with various counterparties in an effort to reach structured payment arrangements. While management believes there is a reasonable possibility that such arrangements could be reached and that payments could be rescheduled in line with the Company’s cash flow capabilities, no formal agreements have been finalized to date, and there can be no assurance such arrangements will be achieved.

These conditions and events indicate that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated interim financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

4)	In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these condensed consolidated interim financial statements, the war in Israel is ongoing and continues to evolve. In June 2025, a new round of direct hostilities broke out between Israel and Iran, during which Israel attacked a range of targets in Iran. During the six months ended June 30, 2025, the impact of these events on the Company's results and financial condition was immaterial, but such impact may increase.

b. Approval of the condensed consolidated interim financial statements:

These condensed consolidated interim financial statements were approved by the Board of Directors (the "BoD") on September 4, 2025.